DISCONTINUED OPERATIONS HELD FOR SALE - Net Income of Discontinued Operations Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations held for sale, net of income taxes	$ 6,985	$ 1,867	$ 1,437
TRS' | Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Servicing fees, net	16,051	16,399	5,754
Gains from mortgage banking activities	27,067	17,492	5,019
Provision for loss sharing	1,093	1,364	(6)
Change in fair value of mortgage servicing rights	(8,798)	(7,650)	(2,697)
Mortgage banking revenue	35,413	27,605	8,070
Gain on sale of loans	0	0	1,333
Total revenue	35,413	27,605	9,403
Management fees to affiliate	551	476	116
Professional fees	1,073	1,047	477
Compensation and benefits	20,448	18,649	5,456
General and administrative expenses	3,965	6,249	1,525
General and administrative expenses reimbursed to affiliate	452	600	216
Total expenses	26,489	27,021	7,790
Income before income taxes	8,924	584	1,613
Income tax expense (benefit)	1,939	(1,283)	176
Net income from discontinued operations held for sale, net of income taxes	$ 6,985	$ 1,867	$ 1,437